Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Intangible Assets

	Customer relationships and other	Software	Total intangible assets
Cost
January 1, 2021	$69,824	$48,698	$118,522
Reclassification	—	404	404
Currency translation effects	(230)	(33)	(263)

December 31, 2021	$69,594	$49,069	$118,663

Accumulated amortization
January 1, 2021	$(59,296)	$(42,682)	$(101,978)
Amortization charge	(4,642)	(2,079)	(6,721)
Currency translation effects	121	33	154

December 31, 2021	$(63,817)	$(44,728)	$(108,545)

Net book value – December 31, 2021	$5,777	$4,341	$10,118

	Customer relationships and other	Software	Total intangible assets
Cost
January 1, 2020	$70,895	$51,283	$122,178
Reclassification	—	2,419	2,419
Disposal	—	(5,045)	(5,045)
Currency translation effects	(1,071)	41	(1,030)

December 31, 2020	$69,824	$48,698	$118,522

Accumulated amortization
January 1, 2020	$(55,232)	$(44,888)	$(100,120)
Amortization charge	(4,974)	(2,798)	(7,772)
Disposal	—	5,045	5,045
Currency translation effects	910	(41)	869

December 31, 2020	$(59,296)	$(42,682)	$(101,978)

Net book value – December 31, 2020	$10,528	$6,016	$16,544

	Customer relationships and other	Software	Total intangible assets
Cost
January 1, 2019	$72,899	$49,564	$122,463
Additions	—	13	13
Reclassification	—	2,768	2,768
Disposal	—	(431)	(431)
Currency translation effects	(2,004)	(631)	(2,635)

December 31, 2019	$70,895	$51,283	$122,178

Accumulated amortization
January 1, 2019	$(51,326)	$(42,255)	$(93,581)
Amortization charge	(4,966)	(3,694)	(8,660)
Disposal	—	431	431
Currency translation effects	1,060	630	1,690

December 31, 2019	$(55,232)	$(44,888)	$(100,120)

Net book value – December 31, 2019	$15,663	$6,395	$22,058